Leases - Additional information (Details) - USD ($) $ in Thousands				12 Months Ended
	Mar. 30, 2023	Oct. 31, 2022	Oct. 26, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use asset				$ 72,272	$ 30,555
Recognition of lease liability				54,442	18,913
Revenue from sublease				$ 69,082	$ 24,973
GAS-three Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback			$ 117,569
Lease-back bareboat charter period in years			5 years
Recognition of right-of-use asset			$ 84,761
Recognition of lease liability			$ 57,396
GAS-twenty one Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback		$ 49,472
Recognition of right-of-use asset		30,345
Recognition of lease liability		$ 18,719
GAS-five Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback	$ 137,188
Lease-back bareboat charter period in years	5 years
Recognition of right-of-use asset	$ 67,779
Recognition of lease liability	$ 55,800